Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2009 Onwards	1 Months Ended				0 Months Ended			1 Months Ended
	Dec. 21, 2009 Grant 1 [Member]	Dec. 21, 2009 Grant 2 [Member]	Oct. 29, 2010 Grant 3 [Member]	Oct. 29, 2010 Grant 4 [Member]	Dec. 02, 2010 Grant 5 [Member]	Dec. 02, 2011 Grant 6 [Member]	Feb. 12, 2013 Grant 7 [Member]	Sep. 26, 2013 Grant 8 [Member]	Sep. 26, 2013 Grant 9 [Member]	Dec. 18, 2013 Grant 10 [Member]
Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2009 Onwards [Line Items]
Number of shares	4,285	7,142	3,571	7,138	7,142	7,142	7,142	7,142	5,714	7,142
Issued to	New Non-Executive Directors	CEO	Officer	Officer	CEO	CEO	CEO	Officer	Officer	CEO
Vested period	proportionately over a period of 5 years	on the grant date	15 equal monthly installments (1st vesting on the grant date)	15 equal monthly installments (1st vesting on the grant date)	on the grant date	on the grant date	on the grant date	on the grant date	on the grant date	on the grant date